Subsequent Events	6 Months Ended
Jun. 30, 2023
Subsequent Events [Abstract]
Subsequent Events

14.       Subsequent Events

The Company evaluated subsequent events (other than those disclosed above), until the date these interim condensed consolidated financial statements were available to be issued.

(a)	On July 25 and September 1, 2023, the Company’s subsidiary, Shyris Shipping, paid aggregate dividends of $150 and $539.6 respectively, on the Shyris Shipping Preferred Shares.
(b)	On July 27, 2023, the Company paid dividends of $0.59375 per share on its 9.50% Series F Preferred Shares.
(c)	On August 4, 2023, the Company signed two shipbuilding contracts for the construction of two scrubber-fitted MR product tankers for delivery in 2026.
(d)	On August 25, 2023, the Company paid dividends of $0.57812 per share on its 9.25% Series E Preferred Shares.
(e)	On September 07, 2023, the Company declared a special dividend of $0.40 per common share, payable in October 2023.

(f)	On September 21, 2023, the Company took delivery of the first newbuilding dual fuel LNG powered aframax tanker Njord DF.